UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-00642

DWS International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period:11/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2009 (Unaudited)

DWS International Fund

	Shares	Value ($)

Common Stocks 94.8%
Australia 3.7%
BHP Billiton Ltd.	764,300	28,780,369
Woodside Petroleum Ltd.	403,600	17,941,106

(Cost $29,307,448)		46,721,475
Austria 6.8%
bwin Interactive Entertainment AG*	376,661	20,975,542
IMMOEAST AG* (a)	4,544,568	30,034,793
Intercell AG* (a)	554,693	19,701,705
Voestalpine AG	433,894	15,587,352

(Cost $57,993,111)		86,299,392

Belgium 2.0%
Fortis* (Cost $18,276,224)	6,091,707	25,843,064
China 3.5%
China Life Insurance Co., Ltd. "H"	5,765,900	28,798,495
PetroChina Co., Ltd. "H"	12,861,279	15,909,924

(Cost $34,680,261)		44,708,419
Denmark 2.6%
A P Moller - Maersk AS "B"	1,995	14,619,781
Carlsberg AS "B"	246,433	17,699,500

(Cost $38,386,426)		32,319,281
Finland 1.8%
Fortum Oyj (Cost $34,690,456)	888,900	22,623,666
France 7.2%
Alstom SA	178,626	12,597,991
AXA SA	728,184	17,490,139
BNP Paribas	374,422	31,185,334
Compagnie de Saint-Gobain	251,585	13,815,639
Electricite de France	267,667	15,461,782

(Cost $58,031,712)		90,550,885
Germany 11.5%
Allianz SE (Registered)	132,674	16,381,906
BASF SE	377,600	22,924,026
Bayer AG	279,646	21,505,499
Daimler AG (Registered)	548,200	27,799,124
Deutsche Telekom AG (Registered)	1,195,800	17,730,066
E.ON AG	551,009	21,910,842
Fresenius Medical Care AG & Co. KGaA	323,936	17,263,060

(Cost $89,919,452)		145,514,523
Greece 1.0%
National Bank of Greece SA* (Cost $12,030,842)	405,400	11,987,554
Hong Kong 2.1%
China Mobile Ltd. (Cost $31,205,052)	2,771,021	25,935,718
Ireland 1.7%
CRH PLC (Cost $17,704,076)	841,650	21,270,131
Italy 3.7%
Saipem SpA (a)	658,207	21,296,085
UniCredit SpA*	7,300,175	25,183,092

(Cost $32,848,129)		46,479,177
Japan 13.4%
Canon, Inc.	503,800	19,255,738
FANUC Ltd.	183,300	15,144,438
Komatsu Ltd.	1,450,200	28,521,113
Mitsubishi Corp.	873,800	19,720,334
Mitsui & Co., Ltd.	1,364,200	17,905,203
Nintendo Co., Ltd.	71,200	17,425,956
Seven & I Holdings Co., Ltd.	447,000	9,955,139
Shin-Etsu Chemical Co., Ltd.	346,340	18,652,243
Toyota Motor Corp.	575,500	22,653,136

(Cost $162,544,479)		169,233,300

Luxembourg 1.6%
ArcelorMittal (Cost $13,800,420)	525,104	20,585,395
Netherlands 0.9%
ING Groep NV (CVA)* (a) (Cost $9,404,945)	1,172,411	11,061,373
Russia 5.3%
Gazprom (ADR)	925,550	21,324,914
Gazprom OAO (ADR)	203,150	4,615,568
LUKOIL (ADR)	209,000	12,311,504
Sberbank	12,209,550	28,958,037

(Cost $62,214,607)		67,210,023
Spain 5.6%
Banco Santander SA	1,915,318	33,054,569
Grifols SA	979,000	16,442,836
Telefonica SA	720,675	20,751,326

(Cost $44,320,650)		70,248,731
Sweden 0.9%
Hennes & Mauritz AB "B" (Cost $7,660,707)	200,841	11,922,743
Switzerland 12.8%
ABB Ltd. (Registered)*	951,545	17,568,216
Compagnie Financiere Richemont SA "A"	493,226	16,096,010
Credit Suisse Group AG (Registered)	475,362	24,844,282
Nestle SA (Registered)	574,293	27,166,989
Novartis AG (Registered)	381,711	21,195,093
UBS AG (Registered)*	1,653,608	25,908,770
Xstrata PLC*	1,600,035	28,586,499

(Cost $99,364,577)		161,365,859
United Kingdom 6.7%
BG Group PLC	1,143,391	20,877,341
HSBC Holdings PLC	2,429,157	28,486,650
Lloyds Banking Group PLC	18,504,322	17,112,417
Rio Tinto PLC	351,284	17,895,733

(Cost $64,326,467)		84,372,141

Total Common Stocks (Cost $918,710,041)		1,196,252,850
Rights 0.8%
Netherlands 0.2%
ING Groep NV, Expiration Date 12/15/2009* (Cost $2,670,713)	1,172,411	2,904,718
United Kingdom 0.6%
Lloyds Banking Group PLC, Expiration Date 12/11/2009* (Cost $6,794,654)	24,795,791	7,240,498

Total Rights (Cost $9,465,367)		10,145,216
Exchange-Traded Fund 3.4%
Japan
iShares MSCI Japan Index Fund (a) (Cost $51,898,340)	4,483,301	42,815,525
Securities Lending Collateral 6.1%
Daily Assets Fund Institutional, 0.23% (b) (c) (Cost $77,142,479)	77,142,479	77,142,479

Cash Equivalents 0.9%
Central Cash Management Fund, 0.22% (b) (Cost $11,585,209)	11,585,209	11,585,209

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,068,801,436) †		106.0	1,337,941,279
Other Assets and Liabilities, Net		(6.0)	(76,065,365)

Net Assets		100.0	1,261,875,914

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $1,099,942,578. At November 30, 2009, net unrealized appreciation for all securities based on tax cost was $237,998,701. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $333,306,086 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $95,307,385.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at November 30, 2009 amounted to $71,999,882 which is 5.7% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen
MSCI: Morgan Stanley Capital International
At November 30, 2009 the DWS International Fund had the following sector diversification:
	Market Value ($)	As a % of Common Stocks & Rights
Financials	366,475,691	30.4%
Materials	174,281,748	14.5%
Industrials	139,892,715	11.6%
Energy	114,276,442	9.5%
Consumer Discretionary	99,446,555	8.2%
Health Care	96,108,193	8.0%
Telecommunication Services	64,417,110	5.3%
Utilities	59,996,290	5.0%
Consumer Staples	54,821,628	4.5%
Information Technology	36,681,694	3.0%
Total	1,206,398,066	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(d)
Australia	$—	$46,721,475	$—	$46,721,475
Austria	—	86,299,392	—	86,299,392

Belgium	—	25,843,064	—	25,843,064
China	—	44,708,419	—	44,708,419
Denmark	—	32,319,281	—	32,319,281
Finland	—	22,623,666	—	22,623,666
France	—	90,550,885	—	90,550,885
Germany	—	145,514,523	—	145,514,523
Greece	—	11,987,554	—	11,987,554
Hong Kong	—	25,935,718	—	25,935,718
Ireland	—	21,270,131	—	21,270,131
Italy	—	46,479,177	—	46,479,177
Japan	42,815,525	169,233,300	—	212,048,825
Luxembourg	—	20,585,395	—	20,585,395
Netherlands	2,904,718	11,061,373	—	13,966,091
Russia	4,615,568	62,594,455	—	67,210,023
Spain	—	70,248,731	—	70,248,731
Sweden	—	11,922,743	—	11,922,743
Switzerland	—	161,365,859	—	161,365,859
United Kingdom	7,240,498	84,372,141	—	91,612,639
Short-Term Investments(d)	88,727,688	—	—	88,727,688
Total	$146,303,997	$1,191,637,282	$—	$1,337,941,279
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS International Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS International Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 22, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2010